Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements	Dec. 31, 2020	Nov. 30, 2020	Dec. 31, 2019
Balance sheet items, except for equity accounts [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Currency exchange rates	6.5250	6.5760	6.9618
Balance sheet items, except for equity accounts [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Currency exchange rates	7.7534	7.7522	7.7894
Items in the statements of operations and cash flows [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Currency exchange rates	6.9042	6.9377	6.9081
Items in the statements of operations and cash flows [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Currency exchange rates	7.7559	7.7563	7.8351